Headline earnings - Dilutive shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	417,155,042	415,999,026	416,399,307
Fully vested options (in shares)	1,834,464	2,173,297	2,634,209
Weighted average number of shares (in shares)	418,989,506	418,172,323	419,033,516
Dilutive potential of share options (in shares)	64,307	176,988	447,934
Dilutive number of ordinary shares (in shares)	419,053,813	418,349,311	419,481,450